Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (32,666)	$ (33,859)	$ (87,602)	$ (149,259)	$ (194,192)	$ (228,382)	$ (21,432)
Other comprehensive income (loss):
Change in fair value of derivative financial instruments, net of tax	31	555	(358)	405	55	(336)	(239)
Reclassification of (losses) gains on derivative financial instruments included in net loss	157	(2)	131	141	108	550	92
Foreign currency translation adjustment	(50)	(129)	(5)	(176)	(105)	(33)	(67)
Total other comprehensive income (loss)	138	424	(232)	370	58	181	(214)
Total comprehensive loss	$ (32,528)	$ (33,435)	$ (87,834)	$ (148,889)	$ (194,134)	$ (228,201)	$ (21,646)